SHAREHOLDERS' EQUITY - Treasury shares (Details) R$ / shares in Units, R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$) R$ / shares shares
SHAREHOLDERS' EQUITY
Quantity | shares	12,042,044
Average cost per share | R$ / shares	R$ 18.13
Historical value	R$ 218,265
Market value	443,025
Purchase of treasury shares	0
Sale of treasury shares	R$ 0